Annual Fund Operating Expenses - Harbor Robeco US Conservative Equities Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	2.27%	[1]
Total Annual Fund Operating Expenses	2.57%
Expense Reimbursement	(2.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.35%	[2]
Institutional Class
Operating Expenses:
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	2.35%	[1]
Total Annual Fund Operating Expenses	2.65%
Expense Reimbursement	(2.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.43%	[2]
Administrative Class
Operating Expenses:
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	2.35%	[1]
Total Annual Fund Operating Expenses	2.90%
Expense Reimbursement	(2.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.68%	[2]
Investor Class
Operating Expenses:
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	2.46%	[1]
Total Annual Fund Operating Expenses	3.01%
Expense Reimbursement	(2.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.79%	[2]

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.35%, 0.43%, 0.68%, and 0.79% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.